Committed License Fees and Minimum Guarantees Against Future Royalties Set Forth in Significant License Agreements (Detail) $ in Thousands	Dec. 31, 2018 USD ($)
Guarantee Obligations [Line Items]
In 2019	$ 200
Contractual Obligation, Total	200
Royalty Payments
Guarantee Obligations [Line Items]
In 2019	200
Contractual Obligation, Total	$ 200